Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Gain Losses On Derivative Financial Instruments [Abstract]
Gains (losses) on derivative financial instruments	₱ 157	₱ 1,870	₱ (505)
Hedge costs	(198)	(229)	(238)
Gains (losses) on derivative financial instruments - net (Note 5)	₱ (41)	₱ 1,641	₱ (743)